EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2020	2019	2018
Depreciation and amortization	(2,499,104)	(2,074,295)	(1,891,814)
Labor expenses	(5,867,265)	(5,175,373)	(5,724,352)
Raw material and consumption material	(26,945,440)	(25,890,618)	(29,623,418)
Freight	(2,572,293)	(2,300,439)	(2,770,516)
Impairment of non-financial assets	(411,925)	-	-
Gains and losses on assets held for sale and sales of interest in subsidiaries	-	-	(414,507)
Other expenses/income, net	(476,818)	(1,002,301)	(1,697,786)
	(38,772,845)	(36,443,026)	(42,122,393)

Classified as:
Cost of sales	(37,884,102)	(35,440,726)	(40,010,100)
Selling expenses	(512,950)	(476,339)	(570,431)
General and administrative expenses	(1,017,435)	(954,117)	(1,082,449)
Other operating income	1,763,684	636,847	235,421
Other operating expenses	(645,985)	(187,647)	(270,413)
Impairment of financial assets	(64,132)	(21,044)	(9,914)
Impairment of non-financial assets	(411,925)	-	-
Gains and losses on assets held for sale and sales of interest in subsidiaries	-	-	(414,507)
	(38,772,845)	(36,443,026)	(42,122,393)